Note 8 - Accrued Interest Receivable and Other Assets - Components of Accrued Interest Receivable and Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Restricted stock	$ 5,057	$ 3,848
Deferred tax asset, net	1,073	374
Operating right-of-use assets	742	903
Other	1,554	1,946
Total	13,636	10,542
Investment Securities [Member]
Accrued interest	854	753
Loans [Member]
Accrued interest	$ 4,356	$ 2,718